Equity securities and other investments	12 Months Ended
Mar. 31, 2023
Equity securities and other investments
Equity securities and other investments
11.
Equity securities and other investments

	As of March 31, 2022
	Original cost	Cumulative net gains (losses)	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	93,599	9,661	103,260
Investments in privately held companies	110,096	(859)	109,237
Debt investments:
Debt securities and loan investments	27,153	(7,366)	19,787
	230,848	1,436	232,284

	As of March 31, 2023
	Original cost	Cumulative net gains (losses)	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	107,535	216	107,751
Investments in privately held companies	97,701	(10,664)	87,037
Debt investments:
Debt securities and loan investments	22,210	(7,105)	15,105
Other treasury investments	40,736	—	40,736
	268,182	(17,553)	250,629

Details of the significant additions during the years ended March 31, 2021, 2022 and 2023 are set out in Note 4.

11.
Equity securities and other investments (Continued)

Equity securities

For equity securities which were still held as of March 31, 2021, 2022 and 2023, net unrealized gains (losses), including impairment losses, of RMB45,139 million, RMB(25,587) million and RMB(29,481) million, respectively, were recognized in interest and investment income, net, for the years ended March 31, 2021, 2022 and 2023.

Investments in privately held companies include equity investments for which the Company elected to account for using the measurement alternative (Note 2(t)), for which the carrying value as of March 31, 2022 and 2023 were RMB99,270 million and RMB79,545 million, respectively.

For equity investments accounted for using the measurement alternative as of March 31, 2022, the Company recorded cumulative upward adjustments of RMB26,759 million and cumulative impairments and downward adjustments of RMB27,827 million. For these investments, the Company recorded upward adjustments of RMB19,159 million and impairments and downward adjustments of RMB7,603 million during the year ended March 31, 2022.

For equity investments accounted for using the measurement alternative as of March 31, 2023, the Company recorded cumulative upward adjustments of RMB17,782 million and cumulative impairments and downward adjustments of RMB26,922 million. For these investments, the Company recorded upward adjustments of RMB4,205 million and impairments and downward adjustments of RMB13,266 million during the year ended March 31, 2023.

Debt investments

Debt investments include convertible and exchangeable bonds accounted for under the fair value option, for which the fair value as of March 31, 2022 and 2023 were RMB8,339 million and RMB7,167 million, respectively. The aggregate fair value of these convertible and exchangeable bonds was lower than their aggregate unpaid principal balance as of March 31, 2022 and 2023 by RMB3,248 million and RMB2,993 million, respectively. Unrealized gains (losses) recorded on these convertible and exchangeable bonds in the consolidated income statements were RMB1,573 million, RMB(3,112) million and RMB(262) million during the years ended March 31, 2021, 2022 and 2023, respectively.

Debt investments also include debt investments accounted for at amortized cost, for which the allowance for credit losses as of March 31, 2022 and 2023 were RMB4,336 million and RMB4,085 million, respectively.

During the year ended March 31, 2023, there were modifications, including alignment of the maturity date and adjustments of numbers of collateral, to loans provided to a shareholder of an equity method investee with principal amount of RMB4,931 million. Expected credit loss was assessed on an individual basis and was based on the fair value of the shares pledged as collateral as of the reporting date, adjusted for selling costs as appropriate, considering that repayment is expected to be provided substantially through the sale of collateral. The fair value of the collateral as of March 31, 2023 was RMB3,574 million. There is no commitment to lend additional funds.

During the years ended March 31, 2021, 2022 and 2023, impairment losses (reversal of impairment losses) on these debt investments of RMB175 million, RMB3,225 million and RMB(356) million, respectively, were recorded in interest and investment income, net in the consolidated income statements.

The carrying amount of debt investments accounted for at amortized cost approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Other treasury investments comprise of investments in fixed deposits and certificates of deposits with original maturities over one year for treasury purposes.